PROPERTY AND EQUIPMENT (Narrative) (Details) In Thousands, unless otherwise specified	84 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 ILS	Dec. 31, 2013 USD ($)
PROPERTY AND EQUIPMENT [Abstract]
Aggregate investment grants received	$ 284,406		$ 284,406
Investment grants	$ 36,000	135,000